PER SHARE DATA (Details) (USD $)	3 Months Ended									9 Months Ended		12 Months Ended
	Jul. 31, 2013	Oct. 31, 2012	Jul. 31, 2012	Apr. 30, 2012	Jan. 31, 2012	Oct. 31, 2011	Jul. 31, 2011	Apr. 30, 2011	Jan. 31, 2011	Jul. 31, 2013	Jul. 31, 2012	Oct. 31, 2012	Oct. 31, 2011	Oct. 31, 2010
Per Share Data Details
Weighted average combined shares of common stock outstanding used to compute basic earnings per combined share	2,450,424		2,450,424							2,450,424	2,450,424	2,450,424	2,450,424	2,450,424
Basic income (loss) earnings per weighted average combined share is computed as follows:
Net income (loss) before discontinued operations	$ 3,180,036		$ (372,189)							$ (321,433)	$ (1,376,998)	$ (1,214,912)	$ (2,587,540)	$ (3,815,759)
Net income (loss) before discontinued operations (per share)	$ 1.30	$ 0.07	$ (0.15)	$ (0.20)	$ (0.21)	$ (0.38)	$ (0.21)	$ (0.24)	$ (0.23)	$ (0.13)	$ (0.56)	$ (0.49)	$ (1.06)	$ (1.56)
Net income (loss) from discontinued operations	1,298	(47,055)	(173)	(4,916)	8,422	(205,691)	107,884	106,564	104,018	2,719	(2,212)	(43,722)	112,775	406,679
Income (loss) from discontinued operations, net of tax( per share)	$ 0.00		$ 0.00							$ 0.00	$ 0.00	$ (0.02)	$ 0.05	$ 0.17
Net income (loss)	$ 3,181,334	$ 120,576	$ (372,362)	$ (503,419)	$ (503,429)	$ (1,148,076)	$ (377,474)	$ (488,563)	$ (460,652)	$ (318,714)	$ (1,379,210)	$ (1,258,634)	$ (2,474,765)	$ (3,409,080)
Basic income (loss) per weighted average combined share (per share)	$ 1.30	$ 0.05	$ (0.15)	$ (0.20)	$ (0.21)	$ (0.47)	$ (0.15)	$ (0.20)	$ (0.19)	$ (0.13)	$ (0.56)	$ (0.51)	$ (1.01)	$ (1.39)